Other disclosures - Spain Home Purchase Loans (Details) - Home purchase loans - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Credit risk
Percentage secured by mortgage	99.35%
Gross carrying amount
Credit risk
Financial assets	€ 60,462	€ 59,605
Weighted average
Credit risk
Affordability Rate	26.38%
Less Than 80%
Credit risk
Percentage of portfolio with LTV less than 80%	87.49%
Less Than 80% | Maximum
Credit risk
Loan-to-value (LTV) ratio (in percentage)	80.00%
Impaired | Gross carrying amount
Credit risk
Financial assets	€ 1,827	1,850
Without collateral | Gross carrying amount
Credit risk
Financial assets	396	387
Without collateral | Impaired | Gross carrying amount
Credit risk
Financial assets	82	75
With property collateral | Gross carrying amount
Credit risk
Financial assets	60,066	59,218
With property collateral | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	15,759	15,570
With property collateral | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	18,383	18,028
With property collateral | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	18,408	17,585
With property collateral | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	4,920	5,205
With property collateral | More than 100% | Gross carrying amount
Credit risk
Financial assets	2,596	2,830
With property collateral | Impaired | Gross carrying amount
Credit risk
Financial assets	1,745	1,775
With property collateral | Impaired | Less than or equal to 40% | Gross carrying amount
Credit risk
Financial assets	170	170
With property collateral | Impaired | More than 40% and less than or equal to 60% | Gross carrying amount
Credit risk
Financial assets	218	222
With property collateral | Impaired | More than 60% and less than or equal to 80% | Gross carrying amount
Credit risk
Financial assets	304	318
With property collateral | Impaired | More than 80% and less than or equal to 100% | Gross carrying amount
Credit risk
Financial assets	307	305
With property collateral | Impaired | More than 100% | Gross carrying amount
Credit risk
Financial assets	€ 746	€ 760